Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events
18.	SUBSEQUENT EVENTS

Since the second quarter of 2020, COVID-19 pandemic has been contained in China, and only sporadic imported infection cases are reported. Business around China has resumed to normal. The operations of our customers and the supply chains were back to normal. The Company does not expect a significant impact on the Company’s operation and financial results in the second half of 2020 unless the COVID-19 pandemic is resurged.

In July and August 2020, bank loan facilities of RMB 3.7 million (approximately USD $0.52 million) matured and were fully repaid by the Company. In July 2020, the Company obtained two one-year short term bank loans for RMB 10.7 million (approximately USD $1.52 million) and RMB 2.30 million (approximately USD $0.33 million), respectively, both bearings an annual interest rate of 4.235% for working capital purpose. Loan interest payment of one bank loan is payable monthly. Monthly loan principal repayment is RMB 0.30 million (approximately USD $43,000) and remaining balance of principal is due on maturity. Interest payment of the other loan is payable monthly and loan principal amount is due on maturity. Both loans are personally guaranteed by Mr. Lin, the Chief Executive Officer of the Company, and IST, collateralized by ISIOT, and pledged by IST HK.

On July 10, 2020, the Compensation Committee of the Board of Director adopted a resolution to grant and issue to consultants of the Company options to purchase an aggregate of 57,366 ordinary shares of the Company, no par value, subject to the terms and conditions of the Company’s 2016 Equity Incentive Plan. The exercise price of the options was $2.64 per share. The options are 100% vested at the grant date.

On July 20, 2020, the Compensation Committee of the Board of Director also adopted a resolution to issue to the consultant an aggregate of 42,000 restricted ordinary shares with no par value of the Company pursuant to the Company’s 2016 Equity Incentive Plan. Beginning from July 2020, the restricted shares are vested and issuable in equal installments of 7,000 shares per month for six months.

On July 24, 2020, the Compensation Committee of the Board of Director adopted a resolution to grant and issue to certain employees of the Company options to purchase an aggregate of 333,348 ordinary shares of the Company, no par value, subject to the terms and conditions of the Company’s 2016 Equity Incentive Plan. The exercise price of the options was $2.4 per share. Fifty percent of the options are vested 6 months after the date of grant, and remaining fifty percent of the options are vested 12 months after the date of grant.

On July 29, 2020, the Company announced a one (1)-for-six (6) reverse stock split of issued and outstanding ordinary shares, no par value, of the Company. The reverse stock split was effective at the market opening on July 30, 2020, at which time the Company’s ordinary shares will begin trading on the NASDAQ Stock Market on a split-adjusted basis. The Company’s ordinary shares will continue to trade under the symbol “TAOP” but with a new CUSIP number. The reverse stock split is intended to increase the per share trading price of the Company’s ordinary shares to satisfy the $1.00 minimum bid price requirement for continued listing on the NASDAQ Stock Market. Following the reverse stock split the Company will have approximately 7.3 million ordinary shares issued and outstanding, exclusive of shares issuable under outstanding options and warrants. All outstanding options, warrants and other rights to purchase the Company’s ordinary shares would be adjusted retroactively as a result of the reverse stock split. The reverse stock split would not affect the number of total authorized ordinary shares of the Company.

On July 30, 2020, the Compensation Committee of the Board of Director adopted a resolution to grant and issue to an individual employee 5,000 shares of the Company restricted ordinary shares, no par value, subject to the terms and conditions of the Company’s 2016 Equity Incentive Plan, for her work performance. The restricted shares were fully vested at the date of grant.

On September 10, 2020, the Company and an individual investor (the “Investor”) entered into a securities purchase agreement (the “Purchase Agreement”), pursuant to which the Company sold the Investor an aggregate of 222,222 ordinary shares, no par value (the “Ordinary Shares”) at a purchase price of $2.70 per share with a total purchase price of $600,000. In addition, the Company issued to the Investor a Convertible Promissory Note in a principal amount of $1,480,000 bearing interest at a rate of 5.0% per annum with a conversion price of $9.00 per share, which matures in 12 months, and a warrant to purchase 53,333 ordinary shares at $9.00 per share within three years following the issue date. The total aggregate proceeds net off issuance cost and debt discount of the above financing are $1.9 million. The Company intends to use the net proceeds from the financing for working capital and general corporate purposes.